Employee benefits - Narrative (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022 CAD ($) plan	Sep. 30, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
Surplus in plan	$ (107,974)	$ (98,260)
Administration expenses paid from the plan	1,575	1,408
Current service cost	13,053	15,878
Annual contributions	7,257
Pension cost for defined contribution plans	226,079	224,010
Deferred compensation plan liabilities	81,452	91,943
Deferred compensation plan assets (Notes 17 and 31)	$ 71,863	81,633
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Surplus in plan	$ 46,647	105,351
Annual contributions	329
Other
Disclosure of defined benefit plans [line items]
Surplus in plan	(26,752)	(45,119)
Annual contributions	6,928
UNITED STATES
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets (Notes 17 and 31)	$ 71,863	81,245
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	45.00%
Surplus in plan	$ 34,707
Administration expenses paid from the plan	$ 693
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Surplus in plan	$ 85
Current service cost	$ 314
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Surplus in plan	$ 17,819
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	20,131
Pension cost for defined contribution plans	$ 29,539	$ 31,807
Proportion of total contributions to the plan	0.48%
Proportion of total number of active members in the plan	0.47%
Collective funding solvency percentage	189.00%	169.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%